Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Expense [Abstract]
Cash interest on debt facilities	$ 0	$ (95)	$ (25)	$ (256)
Interest on SFL leases	(7)	0	(84)	(12)
Unwind of discount debt	0	0	0	(44)
Write off of discount on debt	0	0	0	(86)
Guarantee and commission fees	0	(3)	0	0
Interest expense	$ (7)	$ (98)	$ (109)	$ (398)